Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Loss from operations before taxation	$ (284,655)	$ (89,455)
Adjustments for:
Depreciation of plant and equipment	71,736
Depreciation of right-of-use assets	43,653
Interest expense	5,620
Operating cash flows before changes in working capital	(163,646)	(89,455)
Cash flows from operating activities
Increase in accounts and other receivables	(137,063)
Decrease in inventory	(94,425)
Increase in prepayments and other current assets	(84,717)	(542)
Increase in payables and other current liabilities	455,217	33,338
Net cash used in operating activities	(24,634)	(56,659)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	27,764
Purchase of plant and equipment	(4,200)
Net cash provided by investing activities	23,564
Cash flows from financing activities
Changes in related party balances, net	(16,097)	194,536
Net cash (used in) provided by financing activities	(16,097)	194,536
Net increase of cash and cash equivalents	(17,167)	137,877
Effect of foreign currency translation on cash and cash equivalents		(584)
Cash and cash equivalents-beginning of year	137,293
Cash and cash equivalents-end of year	120,126	137,293
Supplementary cash flow information:
Interest received	$ 323	$ 213